WARRANT LIABILITY (Details 1) - Warrants [Member]	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	7,639,968	7,639,968	10,778,061	10,778,061
Warrants Issued, underlying shares	(4,195,072)	(4,195,072)	464,122	464,122
Warrants Expired, underlying shares	(464,122)	(464,122)	(3,602,215)	(3,602,215)
Outstanding and exercisable underlying shares, Ending	2,980,774	2,980,774	7,639,968	7,639,968
Outstanding and exercisable Weighted Average Exercise Price, Beginning | $ / shares	$ 0.79		$ 1.20
Warrants Issued, Weighted Average Exercise Price | (per share)	0.85			$ 0.85
Warrants Expired, Weighted Average Exercise Price | (per share)		$ 0.85	1.99
Outstanding and exercisable Weighted Average Exercise Price, Ending | $ / shares	$ 0.80		$ 0.79